Note 13 - Stock Options and Contributed Surplus - Exercise Price Range Disclosure (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Statement Line Items [Line Items]
Outstanding stock options	33,090,291	23,805,500	26,718,500	24,237,800
Outstanding stock options, weighted average exercise price	$ 0.68	$ 0.96	$ 0.89	$ 0.61
Outstanding stock options, weighted average remaining contractual life	6.16
Options exercisable	13,276,871
Options exercisable, weighted average exercise price	$ 1.06
Exercise price range one [member]
Statement Line Items [Line Items]
Outstanding stock options	225,000
Outstanding stock options, weighted average exercise price	$ 0.23
Outstanding stock options, weighted average remaining contractual life	4.13
Options exercisable	225,000
Options exercisable, weighted average exercise price	$ 0.23
Exercise price range one [member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price	0.11
Exercise price range one [member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price	$ 0.25
Exercise price range two [member]
Statement Line Items [Line Items]
Outstanding stock options	10,450,000
Outstanding stock options, weighted average exercise price	$ 0.22
Outstanding stock options, weighted average remaining contractual life	9.54
Options exercisable	1,031,250
Options exercisable, weighted average exercise price	$ 0.22
Exercise price range two [member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price	0.26
Exercise price range two [member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price	$ 0.31
Exercise price range three [member]
Statement Line Items [Line Items]
Outstanding stock options	1,337,500
Outstanding stock options, weighted average exercise price	$ 0.28
Outstanding stock options, weighted average remaining contractual life	9.4
Options exercisable	12,500
Options exercisable, weighted average exercise price	$ 0.33
Exercise price range three [member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price	0.32
Exercise price range three [member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price	$ 0.37
Exercise price range four [member]
Statement Line Items [Line Items]
Outstanding stock options	7,851,000
Outstanding stock options, weighted average exercise price	$ 0.43
Outstanding stock options, weighted average remaining contractual life	7.6
Options exercisable	2,135,375
Options exercisable, weighted average exercise price	$ 0.52
Exercise price range four [member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price	0.38
Exercise price range four [member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price	$ 0.86
Exercise price range five [member]
Statement Line Items [Line Items]
Outstanding stock options	13,226,791
Outstanding stock options, weighted average exercise price	$ 1.24
Outstanding stock options, weighted average remaining contractual life	2.33
Options exercisable	9,872,746
Options exercisable, weighted average exercise price	$ 1.28
Exercise price range five [member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price	0.87
Exercise price range five [member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price	$ 1.64